Derivative financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ (2,610)	$ 1,487	$ 49
Fair value change recognized in OCI during the period	(29,945)	(20,924)	2,705
Total amount reclassified from cash flow hedge reserve to the statement of profit or loss during the period	20,685	14,012	(242)
to "Customer support and operation"	15,338	6,769	(91)
to "General and administrative expenses"	6,176	7,778	(136)
Effect of changes in exchange rates (OCI)	(829)	(535)	(15)
Deferred income taxes	3,616	2,815	(1,025)
Balance at end of the year	$ (8,254)	$ (2,610)	$ 1,487